UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 98.6%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,793,115
County/City/Special District/School District — 30.2%
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,250	2,671,605
City & County of San Francisco California, COP, AMT, Port Facilities Project, Series C, 5.25%, 3/01/32	1,050	1,167,474
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,317,660
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition A, 1st Tier, Senior Series A (AMBAC), 5.00%, 7/01/27	4,000	4,190,560
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,808,225
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	9,045	10,343,500
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,530	3,057,986
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,590	2,895,516
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,500	2,910,000
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,160,421
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,552,419
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,174,090
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	$2,075	$2,359,649
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	4,500	4,995,540
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	8,140	8,957,419
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	8,076,617
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,486,816
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,265,420
5.63%, 8/01/39	4,500	5,104,215
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,643,750
San Jose California Financing Authority, Series A, LRB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,783,130
5.75%, 5/01/42	4,500	5,231,565
San Jose California Financing Authority, Refunding LRB:
Civic Center Project, 5.00%, 6/01/32	3,375	3,741,052
Convention Center Expansion & Renovation Project, 5.00%, 6/01/39	19,000	20,600,560
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,042,404
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,359,550
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,478,416

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	$7,680	$8,735,770
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	6,626,656
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,354,810
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,797,725

		166,890,520
Education — 5.7%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,117,785
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,480,397
5.75%, 8/01/35	8,400	9,693,936
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	15,050	16,323,682

		31,615,800
Health — 14.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	2,345	2,819,863
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,500	11,217,150
Providence Health Services, Series B, 5.50%, 10/01/39	4,105	4,709,215
Sutter Health, Series A, 5.25%, 11/15/46	6,970	7,223,150
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,139,035
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,270	2,561,286
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	6,109,070
Stanford Hospital, Series A-3, 5.50%, 11/15/40	3,000	3,392,520
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	$14,000	$14,883,260
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,000	6,133,320
Sutter Health, Series A, 6.00%, 8/15/42	4,460	5,283,227
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	974,275
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,525	2,668,420
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,875,591

		78,989,382
Housing — 0.0%
California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program, RB, Series A, AMT (Ginnie Mae), 6.35%, 12/01/29	25	25,030
County of San Bernardino California, Refunding RB, Home Mortgage-Backed Securities, Series A-1, AMT (Ginnie Mae), 6.25%, 12/01/31	15	15,002

		40,032
State — 9.7%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,591,970
6.00%, 4/01/38	17,510	20,587,032
6.00%, 11/01/39	3,510	4,195,714
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,349,721
Series A, 5.00%, 9/01/39	8,000	8,587,280
Series B, 5.00%, 10/01/39	1,965	2,110,233
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	2,986,021

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
State of California Public Works Board, LRB (concluded):
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	$3,365	$4,025,348

		53,433,319
Transportation — 15.9%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	11,385,070
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,004,350
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	989,433
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,679,300
2nd Series 34E (AGM), 5.75%, 5/01/25	3,500	3,958,290
2nd Series A, 5.25%, 5/01/33	1,435	1,586,636
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Sub-Series B, 5.00%, 5/15/40	2,500	2,682,525
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	3,760	4,373,895
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,602,132
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Series A (AMBAC), 5.00%, 7/01/35	6,825	7,130,146
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,668,600
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	8,055	8,513,732
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,555	6,354,365
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	$6,350	$6,651,307
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/34	5,530	6,310,836
5.25%, 8/01/39	2,535	2,892,942
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,500	10,920,630

		87,704,189
Utilities — 22.3%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,760,350
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,297,620
City of Napa California Water Revenue, RB (AMBAC), 5.00%, 5/01/35	9,070	9,444,047
City of San Francisco California, Refunding RB, Public Utilities Water Commission, Series A, 5.25%, 11/01/31	6,280	7,207,305
City of San Francisco California Public Utilities Commission Water Revenue, RB Series A, 5.00%, 11/01/37	23,000	25,511,830
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	4,895	5,404,863
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,836,200
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	15,000	15,610,950
East Bay Municipal Utility District, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/37	4,000	4,408,960
Sub-Series A, 5.00%, 6/01/30	5,000	5,697,550
Sub-Series A (AGM), 5.00%, 6/01/37	10,000	11,022,400
Sub-Series A (AMBAC), 5.00%, 6/01/33	3,000	3,314,370

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
El Dorado Irrigation District /El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	$5,000	$5,594,500
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	5,835	6,345,679
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	8,796,000
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	2,000	2,277,240

		123,529,864
Total Municipal Bonds — 98.6%		544,996,221

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)
California — 51.4%
County/City/Special District/School District — 26.7%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,665,896
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	4,998	5,260,140
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	13,466,938
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	26,438	29,303,082
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	13,300,680
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	8,070,013
Election of 2003, Series F-1, 5.00%, 8/01/33	12,000	13,417,560
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,398,090
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,567,300

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	$10,000	$10,763,500
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,550	8,126,442
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	20,427,959

		147,767,600
Education — 11.4%
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/35	20,000	21,114,000
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,015,740
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,705,440
Series L, 5.00%, 5/15/40	7,398	8,050,582
Series O, 5.75%, 5/15/34	11,190	13,040,975

		62,926,737
Utilities — 13.3%
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	8,510	9,463,375
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	8,868,181
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,958,092
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,562,207
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,121,075
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	16,390,350

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value
California (concluded)
Utilities (concluded)
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	$9,277	$10,372,998

		73,736,278
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 51.4%		284,430,615
Total Long-Term Investments (Cost — $768,995,469) — 150.0%		829,426,836

Short-Term Securities — 1.0%	Shares
BIF California Municipal Money Fund, 0.00% (b)(c)	5,795,269	5,795,269
Total Short-Term Securities (Cost — $5,795,269) — 1.0%		5,795,269
		Value
Total Investments (Cost — $774,790,738*) — 151.0%		$835,222,105
Other Assets Less Liabilities — 3.1%		16,986,758
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.0%)		(132,735,776)
VRDP Shares, at Liquidation Value — (30.1%)		(166,500,000)

Net Assets Applicable to Common Shares — 100.0%		$552,973,087

* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$641,864,470

Gross unrealized appreciation		$60,774,526
Gross unrealized depreciation		(119,717)

Net unrealized appreciation		$60,654,809

Notes to Schedule of Investments

(a)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF California Municipal Money Fund	10,447,577	(4,652,308)	5,795,269	$275

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(480)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$59,722,500	$76,299

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$829,426,836	—	$829,426,836
Short-Term Securities	$5,795,269	—	—	5,795,269

Total	$5,795,269	$829,426,836	—	$835,222,105

[1]	See above Schedule of Investments for values in each sector.

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$76,299	—	—	$76,299

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$634,000	—	—	$634,000
Liabilities:
TOB trust certificates	—	$(132,702,826)	—	(132,702,826)
VRDP Shares	—	(166,500,000)	—	(166,500,000)

Total	$634,000	$(299,202,826)	—	$(298,568,826)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 23, 2014